Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings Per Share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities	2,340	5,714
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities		80